Employee benefits - Assets of pension plans (Details) - USD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
Brazil | Portfolio of Vale's stock
Assets of pension plans
Plan assets	$ 27	$ 13
Brazil | Brazilian Federal Government securities
Assets of pension plans
Plan assets	4,523	4,199
Foreign | Canadian Government securities
Assets of pension plans
Plan assets	$ 633	$ 674